Regulatory Inspection of facilities	12 Months Ended
Mar. 31, 2023
Regulatory Inspection Of Facilities [Abstract]
Regulatory Inspection of facilities
36.
Regulatory Inspection of facilities

Tabulated below are the details of the U.S. FDA inspections carried out at other facilities of the Company:
Month and year	Unit	Details of observations
October 2019	API Srikakulam plant (SEZ), Andhra Pradesh	Four observations were noted. The Company responded to the observations in November 2019. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit.
February 2020	Formulations Srikakulam Plant (SEZ) Unit I
No observations were noted.
In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as No Action Initiated (“NAI”).

February 2020	Formulations manufacturing facility at Bachupally, Hyderabad (FTO Unit III)
One observation was noted. The Company responded to the observation in March 2020.
In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as Voluntary Action Indicated (“VAI”).

February 2020	Integrated Product Development Organization (IPDO) at Bachupally, Hyderabad	No observation was noted. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as NAI.
March 2020	API manufacturing Plant at Miryalaguda, Nalgonda
Three observations were noted. The Company responded to the observations in March 2020.
In April 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as VAI.

March 2021	API Middleburgh Plant, New York, United States	Three observations were noted. In February 2022, an EIR was issued by the U.S. FDA indicating the closure of the audit.
April 2021	Integrated Product Development Organization (IPDO), Bachupally, Hyderabad, India	No observations noted. Establishment Inspection Report (“EIR”)/Remote Record Review Summary was received on August 10, 2021 and the U.S. FDA concluded that this remote record review was closed.
October 2021	Formulations manufacturing facilities {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2 (FTO IX)} at Duvvada, Visakhapatnam, India	Eight observations were noted. In February 2022, an EIR was issued by the U.S. FDA indicating the closure of the audit.
July 2022	Formulations manufacturing facility (FTO XI) at Srikakulam, India	Two observations were noted in the U.S. FDA inspection. The Company responded to the observations in July 2022. In August 2022, an EIR was issued by the U.S. FDA indicating the closure of audit.
May 2023	API Hyderabad plant 1, Bollaram, Hyderabad, India	One observation was noted. The Company responded to the observation on May 24, 2023.
May 2023	Formulations Srikakulam (SEZ) plant 2, Andhra Pradesh, India	Four observations were noted. The Company responded to the observations on June 5, 2023.